UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  3/31/99

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one):       [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

         Name:             First Austin Capital Management, Inc
         Address:          1600 West 38th Street, Suite 412
                           Austin, TX 7873

Form 13F File Number:      28-_______________

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorize to submit it, that all information contained herein is true, correct an complete, and that it is understood that all required items, statements schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:             Mark A. Coffelt
Title:            President
Phone:            (512) 458-8165

Signature, Place, and Date of Signing

/s/Mark A. Coffelt             Austin, TX                    04/23/99
[Signature]                 [City, State]                    [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager

                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCK
    ------------
ACR Group                         COM   00087B101             5,500.00      4,000     x                         4,000
ADAC Laboratories                 COM   005313200         2,054,650.00    150,800     x                       150,800
Advest                            COM   007566102           325,600.00     17,600     x                        17,600
Americaon Int'l Group             COM   026874107            46,320.00     46,320     x                        46,320
Applebees Int'l                   COM   037899101         2,538,618.00    102,310     x                       102,310
Autodesk, Inc.                    COM   052769106           410,446.00     10,150     x                        10,150
Bank One Corp.                    COM   06423A103            51,208.00        930     x                           930
Bank United Corp.                 COM   065412108         3,319,050.00     81,200     x                        81,200
Berkshire Hathaway                COM   084670108           856,800.00         12     x                            12
Bob Evans Farms                   COM   096761101             8,000.00        400     x                           400
Buffets, Inc.                     COM   119882108         2,227,602.00    225,580     x                       225,580
CDI Corp                          COM   125071100         2,362,937.00     98,200     x                        98,200
Centex Construction Products      COM   15231R109         3,442,956.00     98,900     x                        98,900
Centex Corp                       COM   152312104            45,390.00      1,360     x                         1,360
Champion Enterprises              COM   158496109         3,357,687.00    173,300     x                       173,300
Charter One Financial, Inc.       COM   160903100           698,775.00     24,200     x                        24,200
Chubb Corp                        COM   171232101           685,187.00     11,700     x                        11,700
Clair's Stores                    COM   179584107            32,234.00      1,070     x                         1,070
Coachmen Industries               COM   189873102         3,503,450.00    170,900     x                       170,900
Columbia Energy Group             COM   197648108            43,367.00        830     x                           830
Conseco, Inc.                     COM   208464107           257,559.00      8,342     x                         8,342
Countrywide Credit                COM   222372104           709,500.00     18,920     x                        18,920
Diebold, Inc.                     COM   253651103            51,600.00      2,150     x                         2,150
Dime Bancorp                      COM   25429Q102           251,121.00     10,830     x                        10,830
Dress Barn                        COM   261570105           193,140.00     13,920     x                        13,920
Ducommon Inc.                     COM   264147109           352,500.00     37,600     x                        37,600
Esterline Technologies            COM   297425100         1,350,727.00    104,400     x                       104,400
Federal Nat'l Mortgage            COM   313586109            13,850.00        200     x                           200
Federal Home Loan Mortgage Co.    COM   313400301           120,356.00      2,100     x                         2,100
First Union Corp.                 COM   337358105           677,534.00     12,679     x                        12,679
FirstFed Financial                COM   337907109         3,030,994.00    188,700     x                       188,700
Fluor Corporation                 COM   343861100           531,900.00     19,700     x                        19,700
Franklin Covey Company            COM   433286307           265,500.00     29,500     x                        29,500

                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------
GT Interactive Software           COM   36236E109         1,744,550.00    377,200     x                       377,200
Hon Industries                    COM   438092108           652,436.00     29,740     x                        29,740
Katy Industries                   COM   486026107           181,610.00     13,970     x                        13,970
Kaufman and Broad Home Corp.      COM   55262L100         2,787,146.00    123,530     x                       123,530
Kimbell Int'l "B"                 COM   494274103           153,990.00     10,440     x                        10,440
LaFarge Corp.                     COM   505862102           743,120.00     26,540     x                        26,540
Lehman Brothers                   COM   524908100           446,332.00      7,470     x                         7,470
MBNA Corp.                        COM   55262L100            57,300.00      2,400     x                         2,400
MTS Systems                       COM   553777103           184,477.00     18,820     x                        18,820
Manpower Inc.                     COM   56418H100            42,075.00      1,800     x                         1,800
Mapics, Inc.                      COM   564910107         2,019,506.00    262,700     x                       262,700
Maytag                            COM   578592107            54,337.00        900     x                           900
Mentor Corp.                      COM   587188103           644,377.00     44,060     x                        44,060
Methode Electronics Corp Cl. "A"  COM   591520200           460,575.00     41,400     x                        41,400
Modtech, Inc.                     COM   60783C100         1,391,178.00    154,575     x                       154,575
Myers, Inc.                       COM   628464109           240,825.00     11,400     x                        11,400
NCI Building Systems Inc.         COM   628852105           878,900.00     37,400     x                        37,400
National RV Holdings, Inc.        COM   637277104         3,177,150.00    143,600     x                       143,600
Natures Sunshine Products         COM   639027101         2,449,700.00    222,700     x                       222,700
North Face. Inc                   COM   659317101         1,200,000.00     96,000     x                        96,000
OfficeMax                         COM   67622M108         3,899,794.00    452,150     x                       452,150
Oshkosh B'Gosh, Cl. "A"           COM   688222207           374,975.00     21,200     x                        21,200
Pomeroy Computer Resources, Inc.  COM   731822102         2,284,100.00    175,700     x                       175,700
Power Corp of Canada              COM   739239101           926,672.00     48,370     x                        48,370
Premark Int'l                     COM   740459102            55,994.00      1,700     x                         1,700
Reliastar Financial Corp          COM   75952U103            46,887.00      1,100     x                         1,100
Resource Bancshares               COM   761197102         2,685,725.00    208,600     x                       208,600
Roberts Pharmaceuticals           COM   770491108            36,727.00      1,770     x                         1,770
Ross Stores                       COM   778296103           670,080.00     15,360     x                        15,360
Sears Roebuck & Co.               COM   812387108            45,187.00      1,000     x                         1,000
Seattle Filmworks                 COM   812572105           270,494.00     88,310     x                        88,310
Shelby Williams                   COM   822135109           159,702.00     16,700     x                        16,700
Southdown Inc.                    COM   841297104           276,813.00      5,156     x                         5,156
Sovereign Bancorp, Inc.           COM   845905108         4,016,755.00    327,900     x                       327,900
SpaceLabs Medical                 COM   846247104           288,750.00     17,500     x                        17.500
Saint John's Knits                COM   790289102           803,910.00     30,480     x                        30,480
Standard Pacific Corp.            COM   85375C101         3,688,559.00    286,490     x                       286,490


                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------

Sterling Software, Inc.           COM   859547101           738,625.00     31,100     x                        31,100
Storage Technology                COM   862111200             9,477.00        340     x                           340
Symantec Corp.                    COM   871503108         3,939,609.00    232,590     x                       232,590
T-HQ, Inc.                        COM   872443403         2,339,050.00    114,800     x                       114,800
TJX Companies, Inc.               COM   872540109            44,200.00      1,300     x                         1,300
Tech Data Corp                    COM   878237106         3,096,562.00    135,000     x                       135,000
Timken Co.                        COM   887389104            26,000.00      1,600     x                         1,600
Tommy Hilfiger Corp.              COM   G8915Z102           458,019.00      6,650     x                         6,650
Varco Int'l Inc.                  COM   922126107           388,874.00     34,955     x                        34,955
Vicorp Restaurants                COM   925817108           118,720.00      7,420     x                         7,420
Washington Mutual                 COM   939322103           887,396.00     21,710     x                        21,710
Werner Enterprises                COM   950755108         1,149,144.00     72,961     x                        72,961
Winnebago                         COM   974637100            16,240.00      1,160     x                         1,160
                                                       ---------------
                                                         87,074,708.00

                                         Title                                      Investment Discretion        Voting Authority
                                          of                                        ---------------------        ----------------
      Security                  Class    CUSIP            Market Value  Quantity   Sole  Share  Other Managers  Sole   Share   None
-----------------------------------------------------------------------------------------------------------------------------------

            PREFERRED STOCK
            ---------------
Wells Fargo & Co. Adj. "B"        PRD   949740823             3,769.00         75     x                           75
                                                       ---------------
                                                              3,769.00


                                                       ---------------
GRAND TOTAL                                              87,078,477.00
                                                       ===============

                              Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      8

Form 13F Information Table Value Total:     $87,078
                                           (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.